LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of components of lease cost

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Operating lease cost	14,061	25,198	27,815
Short-term lease cost	15,058	10,020	4,288
Variable lease cost	—	—	141
Total	29,119	35,218	32,244

Schedule of supplemental cash flow information related to leases

	Year Ended December 31,
	2025	2024	2023
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases*	17,420	22,260	34,752
Right-of-use assets obtained in exchange for lease obligations
Operating leases	3,245	8,013	42,707

*For the years ended December 31, 2025, 2024 and 2023, this amount includes prepayments for land use rights of nil, nil and US$10,900, respectively, with lease terms of 40 years to 50 years.

Schedule of supplemental balance sheet information related to leases

	As of December 31,
	2025	2024
	US$	US$
Operating Leases
Operating lease right-of-use assets	118,845	144,029
Operating lease liabilities, current
− Operating lease liabilities-third parties	11,598	14,094
− Operating lease liabilities-related parties*	1,636	1,028
Operating lease liabilities, non-current
− Operating lease liabilities-third parties	57,576	68,331
− Operating lease liabilities-related parties	3,105	10,729
Total operating lease liabilities	73,915	94,182

*This item is included in accrued expenses and other current liabilities – related parties in the consolidated balance sheets as of December 31, 2025 and 2024, respectively.

Schedule of weighted average remaining lease term and weighted average discount rate for operating leases

	Year ended December 31,
	2025	2024	2023
Weighted-average remaining lease term
Operating leases	6.32 years	7.33 years	8.01 years
Weighted-average discount rate
Operating leases	6.27%	6.80%	6.60%

Schedule of operating lease liabilities of maturities

As of
December 31, 2025
US$
2026	15,876
2027	15,666
2028	14,486
2029	11,617
2030	11,278
Thereafter	19,350
Total undiscounted lease payments	88,273
Less: imputed interest	(14,358)
Total lease liabilities	73,915